Intangible Assets with Useful Life (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 228	$ 228
Impairment of Intangible Assets, Finite-lived		(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization		(120)	(107)
Intangible Assets, Net (Excluding Goodwill)	89	91	104
Patents and Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		110	110
Impairment of Intangible Assets, Finite-lived		0	0
Finite-Lived Intangible Assets, Accumulated Amortization		(65)	(58)
Intangible Assets, Net (Excluding Goodwill)		45	52
Customer Lists and Contracts
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		93	93
Impairment of Intangible Assets, Finite-lived		(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization		(49)	(44)
Intangible Assets, Net (Excluding Goodwill)		27	32
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		25	25
Impairment of Intangible Assets, Finite-lived		0	0
Finite-Lived Intangible Assets, Accumulated Amortization		(6)	(5)
Intangible Assets, Net (Excluding Goodwill)		$ 19	$ 20